Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 ¥ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)	¥ 0.01	$ 0.01	¥ 0.01
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	9,017,310	9,017,310	9,017,310
Common stock, shares outstanding	9,017,310	9,017,310	9,017,310